UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                               FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009 Check here if Amendment [ ]; Amendment Number:
This Amendment  (Check only one.):	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		KING R. ELIOT & ASSOCIATES INC.
Address:	830 Menlo Avenue, Suite 201
		Menlo Park, CA  94025

Form 13F File Number:    028-03567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Barbara S. Joyner
Title:    V.P. and CFO
Phone:    650-854-2882

Signature, Place, and Date of Signing:

     Barbara S. Joyner     Menlo Park, CA     November 4, 2009

REPORT TYPE (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corporation               COM              00206R102     5055   187170 SH       OTHER   01                      108953    78217
CVS Caremark Corporation       COM              126650100     3835   107300 SH       OTHER   01                       81400    25900
Intel Corporation              COM              458140100     6577   336100 SH       OTHER   01                      184000   152100
KLA-Tencor Corporation         COM              482480100     5692   158716 SH       OTHER   01                       90370    68346
Laboratory Corp. of America Ho COM              50540R409     3244    49375 SH       OTHER   01                       37500    11875
Lamar Advertising Co.          COM              512815101     1378    50210 SH       OTHER   01                       34850    15360
Martek Biosciences Corp.       COM              572901106     4005   177282 SH       OTHER   01                      121946    55336
Microsoft Corporation          COM              594918104     4308   167513 SH       OTHER   01                      125600    41913
Network Equipment Technologies COM              641208103     7700  1065066 SH       OTHER   01                      469763   595303
Safeway, Inc.                  COM              786514208     6444   326770 SH       OTHER   01                      181350   145420
State Street Corporation       COM              857477103     5061    96225 SH       OTHER   01                       62450    33775
Wells Fargo & Co.              COM              949746101     1587    56300 SH       OTHER   01                       42800    13500
Williams-Sonoma, Incorporated  COM              969904101     3119   154178 SH       OTHER   01                      113223    40955



                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     13

Form 13F Information Table Value Total:     58,006

List of Other Included Managers:            NONE